SHARE-BASED COMPENSATION PLAN - Phantom Stock Options Outstanding (Details) - PSO	Dec. 31, 2021 BRL (R$) EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
SHARE-BASED COMPENSATION PLAN
Quantity of outstanding options granted	5,415,754	5,772,356	5,996,437	5,045,357
SAR 2017
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 13.30
Quantity of outstanding options granted	7,405
ILP 2017 - 60
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 13.30
Quantity of outstanding options granted	304,512
Deferral 2017
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 19.88
Quantity of outstanding options granted	154,242
SAR 2018
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 21.45
Quantity of outstanding options granted	36,231
ILP 2019 - 36
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	470,000
Deferral 2018 - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	82,725
Deferral 2018 - 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	82,725
ILP 2019 - 36 H
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.19
Quantity of outstanding options granted	7,500
ILP 2019 - 48 H
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.19
Quantity of outstanding options granted	7,500
ILP 2019 - 36 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	20,000
SAR 2019
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	669,656
PLUS 2019
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	15,572
ILP 2019 - 36 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.75
Quantity of outstanding options granted	19,500
ILP 2019 - 48 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.75
Quantity of outstanding options granted	11,700
ILP 2020 - 36 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	82,666
ILP 2020 - 24 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	21,250
SAR 2020
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	666,828
ILP 2020 - 48 Condition A
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	595,000
ILP 2020 - 48 Condition B
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	127,500
ILP 2020 - 48 Condition C
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	127,500
ILP - Retention 2020 - 36 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.79
Quantity of outstanding options granted	31,792
ILP Retention 2020 - Bond premium and offer
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.14
Quantity of outstanding options granted	4,581
ILP Hiring/Retention Bonus 2020 - 36 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.14
Quantity of outstanding options granted	6,954
Deferral 2020 - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 57.88
Quantity of outstanding options granted	292,428
Deferral 2020 - 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 57.88
Quantity of outstanding options granted	292,428
ILP 2021 - 24
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.10
Quantity of outstanding options granted	6,000
ILP 2021 - 36
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.10
Quantity of outstanding options granted	6,000
ILP 2021 - 36 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	260,000
ILP 2021 - 48 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	210,000
ILP 2021 - 12 May
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.91
Quantity of outstanding options granted	750
ILP 2021 - 24 May
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.91
Quantity of outstanding options granted	625
ILP 2021 - 36 May
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.91
Quantity of outstanding options granted	1,125
SAR 2021
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	758,660
ILP Retention 2021 - Jul
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.72
Quantity of outstanding options granted	8,130
ILP Retention 2021 - Aug
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 63.73
Quantity of outstanding options granted	3,789
ILP Retention 2021 - 36 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.05
Quantity of outstanding options granted	2,412
ILP 2021 - Apr 23/24 - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 54.81
Quantity of outstanding options granted	10,034
ILP 2021 - Apr 23/24 - 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 54.81
Quantity of outstanding options granted	10,034